PARENT ONLY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
PARENT ONLY INFORMATION
Condensed Balance Sheets

	December 31,
	2018	2019
ASSETS
Current assets
Cash and cash equivalents	$311	$134
Prepaid expenses and other current assets	168	209
Amounts due from subsidiaries and VIEs	166,636	164,146
TOTAL ASSETS	$167,115	$164,489

LIABILITIES AND (DEFICIT) / EQUITY

Current Liabilities
Convertible promissory notes	51,922	—
Accrued expenses and other current liabilities	1,880	618
Deficit of investment in subsidiaries and VIEs	121,113	132,044
TOTAL LIABILITIES	$174,915	$132,662

(DEFICIT) / EQUITY
Ordinary shares	$11	$14
Additional paid-in capital	239,269	262,888
Forward contracts	—	15,769
Treasury shares, at cost	(27,261)	(27,512)
Accumulated deficit	(218,887)	(217,888)
Accumulated other comprehensive loss	(932)	(1,444)
TOTAL (DEFICIT) / EQUITY	(7,800)	31,827
TOTAL LIABILITIES AND (DEFICIT) / EQUITY	$167,115	$164,489

Condensed Statements of Comprehensive Income

	Year ended December 31
	2017	2018	2019
General and administrative	2,246	1,145	1,113
Operating loss	(2,246)	(1,145)	(1,113)
Share of loss from subsidiaries and VIEs	(7,407)	(35,665)	(12,479)
Interest income	105	—	—
Change in fair value of convertible promissory notes	—	(22,791)	14,591
(Loss) / Income before income taxes	(9,548)	(59,601)	999
Income tax expense	—	—	—
Net (loss) / income	(9,548)	(59,601)	999
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	380	(733)	(512)
Total comprehensive (loss) / income	$(9,168)	$(60,334)	$487

Condensed Statements of Cash Flows

	Year ended December 31,
	2017	2018	2019

Net (loss) / income	(9,548)	(59,601)	999
Share of loss from subsidiaries and VIEs	7,407	35,665	12,479
Change in fair value of convertible promissory notes	—	22,791	(14,591)
Prepaid expenses and other current assets	112	283	(41)
Accrued expenses and other current liabilities	(126)	(1,469)	(1,262)
Net cash used in operating activities	$(2,155)	$(2,331)	$(2,416)
Changes in amounts due from subsidiaries and VIEs	(23,883)	4,512	2,490
Net cash (used in) / provided by investing activities	$(23,883)	$4,512	$2,490
Proceeds from private placement and options exercised	37	13	—
Repurchase of ordinary shares	(3,101)	(3,354)	(251)
Net cash used in financing activities	$(3,064)	$(3,341)	$(251)
Net decrease in cash and cash equivalents	(29,102)	(1,160)	(177)
Cash and cash equivalents at beginning of the year	30,573	1,471	311
Cash and cash equivalents at end of the year	1,471	311	134